Share-based compensation (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance			12,000
Number of stock options granted		7,700
Vesting period (in years)	4 years
Expiration period (in years)	10 years
Risk-free interest rate, minimum	1.74%
Risk-free interest rate, maximum	2.41%
Expected term (in years)	8 years
Expected volatility , minimum	39.10%
Expected volatility , maximum	57.70%
Expected dividend yield	0.00%
Share-based compensation expense	$ 102,700	$ 90,944
Share-based compensation expense net of taxes	79,165	$ 70,262
Weighted average grant date fair value per stock option granted		$ 53.88
Pre-tax unrecognized compensation expense for unvested stock options	$ 217,152
Weighted average period over which pre-tax unrecognized compensation expense for unvested stock options expected to be recognized	2 years 1 month 6 days
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%